Basis of Presentation and Consolidation	6 Months Ended
Jun. 30, 2013
Basis of Presentation and Consolidation [Abstract]
Basis of Presentation and Consolidation

Note 1. Basis of Presentation and Consolidation

The condensed consolidated interim financial statements include the accounts of Stratasys Ltd. and its wholly and majority owned subsidiaries (collectively, the "Company"). All intercompany accounts and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation. The Company owns 51% of Objet Japan Co. Ltd. The minority owner's non-controlling interest is included as a component of equity and a reduction to net income and to comprehensive income attributable to Stratasys Ltd. The Company has one reportable segment.

The consolidated interim financial information herein is unaudited; however, such information reflects all adjustments (consisting of normal, recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the interim period. The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the results to be expected for the full year. Certain financial information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") have been condensed or omitted. The reader is referred to the audited consolidated financial statements and notes thereto for the year ended December 31, 2012, filed as part of the Company's Annual Report on Form 20-F for such year.

The Company is the result of the merger of Stratasys, Inc. and Objet Ltd. ("Objet"). On December 1, 2012 (the "merger date"), the two companies completed an all-stock merger (the "Objet merger"), pursuant to which Stratasys, Inc. became an indirect, wholly-owned subsidiary of Objet. In connection with the Objet merger, Objet changed its name to Stratasys Ltd.

The Objet merger was structured as a merger of Stratasys, Inc. with and into an indirect wholly owned subsidiary of Objet. Stratasys, Inc. stockholders received one ordinary share of Stratasys Ltd. for each share of Stratasys, Inc. common stock they owned. Upon closing of the transaction, the former Stratasys, Inc. stockholders owned approximately 55 percent and the Objet shareholders retained approximately 45 percent of the ordinary shares of the company on a fully diluted basis using the treasury stock method. Accordingly, while Objet was the legal acquirer, Stratasys, Inc. is treated as the acquiring company in the merger for accounting purposes and the merger has been accounted for as a reverse acquisition under the acquisition method of accounting for business combinations. As a result, the financial statements of the Company prior to the merger date are the separate historical financial statements of only Stratasys, Inc., whereas the financial statements of the Company after the merger date reflect the results of the operations of Stratasys, Inc. and Objet on a combined basis. Accordingly, the accompanying statement of operations and comprehensive income and of cash flows for the six months ended June 30, 2013 are on a combined basis and for the six months ended June 30, 2012 are on a separate Stratasys, Inc. basis only.